Vanguard S&P 500 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Communication Services (14.4%)
*	Facebook Inc. Class A	522,354	105,327
*	Alphabet Inc. Class C	65,607	85,615
*	Alphabet Inc. Class A	65,042	84,821
	Verizon Communications Inc.	898,026	54,097
	Walt Disney Co.	219,038	33,202
*	Netflix Inc.	95,059	29,911
	Comcast Corp. Class A	453,009	20,000
*	Charter Communications Inc. Class A	15,082	7,089
*	Twitter Inc.	167,797	5,187
*	Electronic Arts Inc.	30,729	3,104
*	Take-Two Interactive Software Inc.	24,599	2,985
*	T-Mobile US Inc.	17,168	1,349
	Fox Corp. Class A	35,436	1,267
	Fox Corp. Class B	16,214	567
	TripAdvisor Inc.	15,295	434
			434,955
Consumer Discretionary (12.0%)
*	Amazon.com Inc.	90,212	162,454
	McDonald's Corp.	164,910	32,072
	Home Depot Inc.	109,376	24,119
	TJX Cos. Inc.	262,441	16,043
	NIKE Inc. Class B	138,605	12,958
	Starbucks Corp.	132,553	11,324
	Lowe's Cos. Inc.	77,083	9,043
	Dollar General Corp.	55,817	8,783
*	Booking Holdings Inc.	4,424	8,423
*	O'Reilly Automotive Inc.	16,596	7,340
	Yum! Brands Inc.	66,049	6,649
	Hilton Worldwide Holdings Inc.	62,257	6,537
*	AutoZone Inc.	5,341	6,291
	VF Corp.	70,864	6,274
	Ross Stores Inc.	45,112	5,240
*	Chipotle Mexican Grill Inc. Class A	5,546	4,514
	Marriott International Inc. Class A	23,748	3,333
	Aptiv plc	33,879	3,181
*	Ulta Beauty Inc.	12,786	2,990
	Las Vegas Sands Corp.	41,178	2,584
	Tractor Supply Co.	25,926	2,448
	eBay Inc.	65,104	2,313
	Darden Restaurants Inc.	18,676	2,212
	Expedia Group Inc.	18,849	1,916
	Garmin Ltd.	19,454	1,901
*	NVR Inc.	431	1,634
	Hasbro Inc.	15,585	1,585
	Advance Auto Parts Inc.	10,077	1,583
*	CarMax Inc.	16,194	1,575
	Tiffany & Co.	10,630	1,422
	Tapestry Inc.	41,762	1,123

Newell Brands Inc.	43,062	828
H&R Block Inc.	27,037	659
Hanesbrands Inc.	34,571	521
* Under Armour Inc. Class A	26,774	506
* Under Armour Inc. Class C	27,223	471
Nordstrom Inc.	11,379	434
Macy's Inc.	28,197	432
		363,715
Consumer Staples (5.4%)
Procter & Gamble Co.	304,328	37,146
PepsiCo Inc.	185,188	25,154
Coca-Cola Co.	434,530	23,204
Philip Morris International Inc.	172,278	14,287
Colgate-Palmolive Co.	106,174	7,201
Constellation Brands Inc. Class A	36,299	6,754
Estee Lauder Cos. Inc. Class A	32,649	6,382
Sysco Corp.	70,160	5,651
Kimberly-Clark Corp.	40,339	5,500
* Monster Beverage Corp.	83,927	5,020
McCormick & Co. Inc.	26,703	4,519
Clorox Co.	27,270	4,042
Church & Dwight Co. Inc.	53,696	3,772
Kellogg Co.	54,020	3,518
Hershey Co.	19,748	2,926
Hormel Foods Corp.	60,331	2,686
Brown-Forman Corp. Class B	39,554	2,683
Lamb Weston Holdings Inc.	31,661	2,659
		163,104
Energy (2.5%)
Exxon Mobil Corp.	514,400	35,046
ConocoPhillips	240,954	14,443
Occidental Petroleum Corp.	194,149	7,488
ONEOK Inc.	51,144	3,634
Diamondback Energy Inc.	35,427	2,740
Marathon Oil Corp.	174,697	2,035
Devon Energy Corp.	87,829	1,923
Hess Corp.	30,938	1,921
Apache Corp.	81,685	1,820
Concho Resources Inc.	24,033	1,744
HollyFrontier Corp.	32,891	1,695
Cabot Oil & Gas Corp.	62,718	1,000
Cimarex Energy Co.	12,336	567
		76,056
Financials (5.5%)
* Berkshire Hathaway Inc. Class B	204,371	45,023
US Bancorp	311,336	18,690
S&P Global Inc.	53,467	14,150
Intercontinental Exchange Inc.	121,689	11,459
American Express Co.	73,848	8,871
Marsh & McLennan Cos. Inc.	69,244	7,483
Aon plc	32,240	6,564
Charles Schwab Corp.	131,260	6,497
Progressive Corp.	67,239	4,912
MSCI Inc. Class A	18,405	4,770
First Republic Bank	36,494	4,011
Moody's Corp.	17,314	3,925

Discover Financial Services	44,852	3,807
MarketAxess Holdings Inc.	8,214	3,317
T. Rowe Price Group Inc.	25,590	3,162
Cboe Global Markets Inc.	24,262	2,885
Northern Trust Corp.	24,749	2,654
* SVB Financial Group	11,203	2,596
Arthur J Gallagher & Co.	27,084	2,526
Ameriprise Financial Inc.	15,332	2,512
Nasdaq Inc.	17,540	1,838
Cincinnati Financial Corp.	15,835	1,695
E*TRADE Financial Corp.	29,055	1,287
Comerica Inc.	14,927	1,051
Globe Life Inc.	9,818	1,009
		166,694
Health Care (16.7%)
Merck & Co. Inc.	555,941	48,467
Johnson & Johnson	338,105	46,486
Pfizer Inc.	1,200,926	46,260
Abbott Laboratories	383,747	32,791
Medtronic plc	291,320	32,450
Thermo Fisher Scientific Inc.	86,964	27,302
Eli Lilly & Co.	184,464	21,647
Amgen Inc.	85,936	20,171
* Intuitive Surgical Inc.	25,014	14,831
Bristol-Myers Squibb Co.	259,574	14,780
AbbVie Inc.	166,917	14,644
* Boston Scientific Corp.	302,413	13,079
* Vertex Pharmaceuticals Inc.	55,813	12,377
^ Danaher Corp.	77,621	11,331
* Edwards Lifesciences Corp.	45,161	11,062
* Illumina Inc.	31,914	10,237
Humana Inc.	29,318	10,004
Becton Dickinson and Co.	36,920	9,544
Cigna Corp.	46,723	9,341
Stryker Corp.	41,102	8,420
HCA Healthcare Inc.	57,721	8,004
Zoetis Inc.	57,006	6,870
* Biogen Inc.	21,606	6,478
Zimmer Biomet Holdings Inc.	44,562	6,474
* Alexion Pharmaceuticals Inc.	48,657	5,544
Cerner Corp.	69,074	4,945
* IDEXX Laboratories Inc.	18,672	4,698
ResMed Inc.	31,217	4,670
* IQVIA Holdings Inc.	28,856	4,212
Baxter International Inc.	47,696	3,910
* Regeneron Pharmaceuticals Inc.	10,234	3,776
Teleflex Inc.	10,042	3,548
* WellCare Health Plans Inc.	10,682	3,440
Agilent Technologies Inc.	35,632	2,878
* Varian Medical Systems Inc.	19,788	2,646
* Mettler-Toledo International Inc.	3,426	2,465
* Align Technology Inc.	8,046	2,231
* ABIOMED Inc.	9,862	1,935
* Waters Corp.	8,697	1,931
* Incyte Corp.	18,611	1,752
* Hologic Inc.	31,943	1,639
Cooper Cos. Inc.	4,643	1,454

* DaVita Inc.	19,729	1,416
Universal Health Services Inc. Class B	10,056	1,403
PerkinElmer Inc.	12,561	1,167
* Henry Schein Inc.	14,486	998
* Bristol Meyers Squibb CVR Exp. 12/31/2020	72,206	155
		505,863
Industrials (8.5%)
Boeing Co.	116,078	42,505
Union Pacific Corp.	152,970	26,921
Honeywell International Inc.	78,106	13,946
Lockheed Martin Corp.	32,387	12,664
United Technologies Corp.	84,541	12,541
CSX Corp.	173,261	12,395
3M Co.	63,693	10,813
Waste Management Inc.	84,724	9,566
United Parcel Service Inc. Class B	75,802	9,076
Roper Technologies Inc.	22,581	8,138
Norfolk Southern Corp.	39,457	7,635
Ingersoll-Rand plc	52,433	6,875
* IHS Markit Ltd.	87,052	6,324
TransDigm Group Inc.	10,767	6,106
Raytheon Co.	25,991	5,651
L3Harris Technologies Inc.	25,204	5,068
AMETEK Inc.	49,616	4,913
Cintas Corp.	18,003	4,628
Illinois Tool Works Inc.	25,582	4,460
Fastenal Co.	124,384	4,418
Eaton Corp. plc	43,809	4,052
FedEx Corp.	23,464	3,755
Verisk Analytics Inc. Class A	24,524	3,617
WW Grainger Inc.	9,615	3,048
Xylem Inc.	39,117	3,032
Expeditors International of Washington Inc.	37,087	2,773
IDEX Corp.	16,475	2,681
* Copart Inc.	29,790	2,651
Rockwell Automation Inc.	12,714	2,490
Equifax Inc.	16,032	2,239
Republic Services Inc. Class A	19,782	1,754
Kansas City Southern	9,627	1,467
JB Hunt Transport Services Inc.	12,445	1,439
Westinghouse Air Brake Technologies Corp.	18,210	1,431
Masco Corp.	29,568	1,376
* United Rentals Inc.	8,897	1,362
Allegion plc	10,357	1,243
Rollins Inc.	30,594	1,097
Flowserve Corp.	15,098	735
Robert Half International Inc.	11,760	684
		257,569
Information Technology (27.5%)
Microsoft Corp.	1,657,847	250,965
Visa Inc. Class A	374,982	69,188
Mastercard Inc. Class A	193,845	56,647
Cisco Systems Inc.	921,735	41,764
Intel Corp.	644,462	37,411
* Adobe Inc.	105,403	32,625
* salesforce.com Inc.	190,401	31,014

* PayPal Holdings Inc.	255,468	27,593
Broadcom Inc.	86,434	27,331
Fidelity National Information Services Inc.	133,186	18,400
Automatic Data Processing Inc.	94,210	16,089
Texas Instruments Inc.	133,804	16,085
NVIDIA Corp.	70,081	15,189
Intuit Inc.	56,472	14,620
* Fiserv Inc.	123,933	14,406
Oracle Corp.	239,005	13,418
Accenture plc Class A	63,641	12,802
Global Payments Inc.	65,153	11,799
QUALCOMM Inc.	129,011	10,779
* Advanced Micro Devices Inc.	235,619	9,225
* Autodesk Inc.	47,657	8,621
* ServiceNow Inc.	25,988	7,356
Motorola Solutions Inc.	35,938	6,012
Xilinx Inc.	54,805	5,085
Analog Devices Inc.	43,279	4,888
* ANSYS Inc.	18,279	4,656
* Keysight Technologies Inc.	40,677	4,354
* VeriSign Inc.	22,599	4,311
Paychex Inc.	43,090	3,711
* FleetCor Technologies Inc.	11,288	3,465
* Fortinet Inc.	30,827	3,240
* Gartner Inc.	19,594	3,144
NetApp Inc.	51,697	3,132
* Akamai Technologies Inc.	35,859	3,124
KLA Corp.	19,036	3,119
Broadridge Financial Solutions Inc.	24,831	3,072
Citrix Systems Inc.	26,743	3,017
Leidos Holdings Inc.	29,364	2,667
* Synopsys Inc.	18,608	2,625
Amphenol Corp. Class A	24,568	2,555
* Cadence Design Systems Inc.	35,923	2,524
Microchip Technology Inc.	26,374	2,493
* Arista Networks Inc.	11,831	2,309
Skyworks Solutions Inc.	22,756	2,237
Maxim Integrated Products Inc.	35,369	2,004
Seagate Technology plc	32,914	1,964
* F5 Networks Inc.	13,055	1,902
CDW Corp.	13,200	1,783
Jack Henry & Associates Inc.	8,023	1,219
Western Union Co.	38,699	1,040
Alliance Data Systems Corp.	8,912	953
		829,932
Materials (2.2%)
Linde plc	78,642	16,217
Air Products & Chemicals Inc.	47,827	11,303
Ecolab Inc.	54,361	10,147
Sherwin-Williams Co.	11,057	6,448
Ball Corp.	48,234	3,186
PPG Industries Inc.	23,611	3,042
Martin Marietta Materials Inc.	7,734	2,076
Vulcan Materials Co.	13,788	1,956
Celanese Corp. Class A	14,248	1,789
Amcor plc	172,962	1,775
Freeport-McMoRan Inc.	141,884	1,615

Eastman Chemical Co.		16,082	1,260
FMC Corp.		12,480	1,222
Avery Dennison Corp.		8,241	1,074
CF Industries Holdings Inc.		20,404	943
Mosaic Co.		36,251	691
			64,744
Real Estate (3.2%)
American Tower Corp.		96,134	20,576
Welltower Inc.		87,965	7,439
Public Storage		32,596	6,867
Simon Property Group Inc.		44,789	6,773
Equinix Inc.		11,067	6,273
Crown Castle International Corp.		36,983	4,943
AvalonBay Communities Inc.		20,598	4,416
Equity Residential		51,436	4,377
Realty Income Corp.		50,382	3,861
Healthpeak Properties Inc.		106,700	3,722
SBA Communications Corp. Class A		14,252	3,370
Essex Property Trust Inc.		10,550	3,293
Digital Realty Trust Inc.		25,357	3,067
Boston Properties Inc.		16,546	2,292
Extra Space Storage Inc.		18,431	1,955
Mid-America Apartment Communities Inc.		13,885	1,890
Duke Realty Corp.		52,615	1,851
Apartment Investment & Management Co.		32,357	1,740
UDR Inc.		34,989	1,681
Host Hotels & Resorts Inc.		74,538	1,304
Vornado Realty Trust		17,556	1,134
Regency Centers Corp.		16,266	1,058
Federal Realty Investment Trust		7,265	959
			94,841
Utilities (1.9%)
NextEra Energy Inc.		106,121	24,813
Dominion Energy Inc.		83,830	6,967
Ameren Corp.		53,288	3,961
Eversource Energy		38,667	3,195
Xcel Energy Inc.		51,050	3,139
American Water Works Co. Inc.		24,735	2,994
WEC Energy Group Inc.		32,890	2,916
NRG Energy Inc.		54,959	2,183
Pinnacle West Capital Corp.		24,387	2,131
CMS Energy Corp.		34,293	2,102
Atmos Energy Corp.		15,144	1,620
Alliant Energy Corp.		29,408	1,559
			57,580
Total Common Stocks (Cost $2,169,706)			3,015,053
	Coupon

Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	1.841%	23,208	2,321

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.997%	12/26/19	500	500
Total Temporary Cash Investments (Cost $2,821)				2,821
Total Investments (99.9%) (Cost $2,172,527)				3,017,874
Other Assets and Liabilities-Net (0.1%)[3]				4,389
Net Assets (100%)				3,022,263

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $247,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $254,000 was received for securities on loan.
4 Securities with a value of $258,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December	20	3,144	49
2019

E-mini NASDAQ 100 Index	December	17	2,862	135
2019

				184

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying

S&P 500 Growth Index Fund

index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,015,053	—	—
Temporary Cash Investments	2,321	500	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	3,017,351	500	—
1 Represents variation margin on the last day of the reporting period.